Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement of comprehensive income [abstract]
Income tax relating to cash flow hedges included in other comprehensive income	$ 7.8	$ 16.1	$ 0.0
Income tax relating to remeasurements of defined benefit plans included in other comprehensive income	$ 0.0	$ 0.0	$ 7.2